INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

September 4, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)

The Trust is filing Form N-14 in connection with the proposed reorganization of an existing Fund, W.P. Stewart & Co. Growth Fund, Inc. into a newly created series of the Trust, W.P. Stewart & Co. Growth Fund.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
626-914-1360